DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Iris
Organization and Description of Business Operations

Note 1. Organization and Description of Business Operations

Iris Acquisition Corp (the “Company” or “Iris”) formally known as Tribe Capital Growth Corp I (the name of the Company changed on July 27, 2022), is a blank check company incorporated in Delaware on November 5, 2020. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

As of March 31, 2025, the Company had not commenced any operations. All activity for the period from November 5, 2020 (inception) through March 31, 2025 relates to the Company’s formation and the initial public offering described below (the “IPO”), and subsequent to the IPO identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and unrealized gains and losses and the change in fair value of its warrants.

The Company’s sponsor is Iris Acquisition Holdings LLC (formerly known as Tribe Arrow Holdings I LLC), a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s IPO was declared effective on March 4, 2021 (the “Effective Date”). On March 9, 2021, the Company consummated the IPO of 27,600,000 units (the “Units”), which included the full exercise by the underwriters of the over-allotment option to purchase an additional 3,600,000 Units, at $10.00 per Unit, generating gross proceeds of $276,000,000, which is discussed in Note 3.

Simultaneously with the closing of the IPO, the Company consummated the sale of 5,013,333 warrants (the “Private Warrants”) to the Sponsor and Cantor Fitzgerald & Co. (“Cantor”), the representative of the underwriters of the IPO, at a price of $1.50 per Private Warrant, generating gross proceeds of $7,520,000, which is discussed in Note 4. Each warrant (including the Private Warrants and the warrants included as part of the Units) entitles the holder to purchase one share of common stock at a price of $11.50 per share.

Transaction costs for the IPO amounting to $15,627,893 (consisting of $5,520,000 of underwriting discount, $9,660,000 of deferred underwriting discount, and $447,893 of other offering costs) were recognized, of which $606,622 was (i) allocated to the public warrants and Private Warrants and (ii) included in the statements of operations, and $15,021,271 was charged directly to stockholders’ equity.

Following the closing of the IPO on March 9, 2021, $276,000,000 (approximately $10.00 per Unit) from the net proceeds of the sale of the Units in the IPO, including the proceeds from the sale of the Private Warrants, was deposited in a trust account (“Trust Account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee (the “Trustee”), and was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. In December 2022, the Company instructed the Trustee with respect to the Trust Account, to liquidate the U.S. government treasury obligations or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in an interest bearing cash account. In September 2023, the Company further instructed the Trustee to move the funds held in the Trust Account to an interest bearing bank deposit program until the earlier of the consummation of a business combination or the liquidation of the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay franchise taxes, the proceeds from the IPO and the sale of the Private Warrants will not be released from the Trust Account until the earliest of (i) the completion of initial Business Combination, (ii) the redemption of the Company’s public shares if the Company does not complete an initial Business Combination within approximately 56 months from the closing of the IPO, subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a stockholder vote to amend its amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company has not consummated an initial Business Combination within approximately 56 months from the closing of the IPO or with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the Business

Combination or (ii) without a stockholder vote by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, in its sole discretion. The stockholders will be entitled to redeem their shares for a pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (which interest shall be net of income taxes payable), divided by the number of then outstanding public shares, subject to the limitations. The amount in the Trust Account is initially approximately $10.00 per public share. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the representative of the underwriters.

The shares of common stock subject to redemption are recorded at redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”). In such case, the Company will proceed with a Business Combination if the Company seeks stockholder approval, and a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

Extension of the Combination Period

On December 26, 2024, the Company extended the time to complete the initial Business Combination to June 30, 2025 as described below (the “Combination Period”). However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of income taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish the public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to any Founder Shares and public shares they hold in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their Founder Shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period, and (iv) vote any Founder Shares held by them and any public shares purchased during or after the IPO in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share, due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

Redemptions of Public Shares

On December 20, 2022, stockholders holding 26,186,896 Public Shares properly exercised their right to redeem their shares (and did not withdraw their redemption) for cash at a redemption price of approximately $10.08 per share, for an aggregate redemption amount of $263,963,913. Following such redemptions, 1,413,104 Public Shares remained outstanding in the trust. During 2023, the redemption price was adjusted which resulted in the net payment of $298,431 of the second tranche redemption payment.

On September 7, 2023, stockholders holding 1,006,495 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.29 per share, subject to adjustment for applicable taxes, including, but not limited to, franchise tax, excise tax and income tax, for an aggregate redemption amount of $10,358,754. Following such redemptions, 406,609 Public Shares remained outstanding.

In January 2024, the Company recovered an excess redemption to shareholders in the amount of $294,669 for federal tax payments that were due.

On March 7, 2024, stockholders holding 119,572 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.58 per share, adjusted for applicable taxes in the amount of $60,000, including, but not limited to, franchise tax, excise tax and income tax, for an aggregate redemption amount of $1,265,669. Following such redemptions, 287,037 Public Shares remained outstanding. The redemptions were settled on April 2, 2024.

On September 5, 2024, stockholders holding 48,107 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.17 per share, subject to adjustment for applicable taxes, including, but not limited to, franchise tax, excise tax and income tax, for an aggregate redemption amount of $537,200. Following such redemptions, 238,930 Public Shares remained outstanding. The redemptions were settled on September 5, 2024.

On December 20, 2024, stockholders holding 64,453 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.47 per share, subject to adjustment for taxes payable from the trust account, for an aggregate redemption amount of approximately $739,195. Following such redemptions, 174,477 Public Shares will remain outstanding. The redemptions were settled on February 3, 2025.

On March 4, 2025, stockholders holding 59,844 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.74 per share, subject to adjustment for taxes payable from the trust account, for an aggregate redemption amount of approximately $702,359. Following such redemptions, 114,633 Public Shares will remain outstanding. The redemptions were settled on May 1, 2025 .

Business Combination Agreement

On November 30, 2022, the Company, Iris Parent Holding Corp. (“ParentCo”), Liminatus Pharma, LLC, a Delaware limited liability company (“Liminatus”), Liminatus Pharma Merger Sub, Inc. (“Liminatus Merger Sub”) and SPAC Merger Sub, Inc. (“SPAC Merger Sub”) entered into a business combination agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”) whereby (a) Liminatus Merger Sub will merge with and into Liminatus (the “Liminatus Merger”), with Liminatus surviving the Liminatus Merger as a direct wholly-owned subsidiary of ParentCo, and (b) simultaneously with the Liminatus Merger, SPAC Merger Sub will merge with and into Iris (the “SPAC Merger” and, together with the Liminatus Merger, the “Mergers”), with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of ParentCo (the transactions contemplated by the foregoing clauses (a) and (b) the “Business Combination”).

Liminatus is an early stage single-asset biotech company focused on oncology. The company is looking to develop a next generation CD47 checkpoint inhibitor targeting various solid tumors. CD47 is a potent ‘do not eat me’ signal that enables cancer cells to evade detection by the immune system. The CD47 next generation antibody has shown to preferentially bind to immune cells, but negligibly to red blood cells and platelets without inducing destruction of red blood cells which is a key differentiating feature. The next generation of anti CD47 monoclonal antibodies have catalysed a resurgence of interest in the field. Currently IND enabling studies are underway to progress the asset into clinical trials.

Liminatus is actively reviewing opportunities to in-license or acquire other clinical candidates that match the area of expertise of the company.

Concurrently with the execution of the Business Combination Agreement, ParentCo and Iris have entered into an equity subscription agreement (the “PIPE Equity Subscription Agreement”) with one accredited investor (the “PIPE Investor”) pursuant to which the PIPE Investor has committed to purchase 1,500,000 shares of ParentCo Common Stock at a purchase price per share of $10.00 (the “PIPE

Shares”), for an aggregate purchase price of $15,000,000 (the “PIPE Equity Investment”). The obligations to consummate the transaction contemplated by the PIPE Equity Subscription Agreement are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Business Combination Agreement.

On July 19, 2024, the parties to the Business Combination Agreement amended the Business Combination Agreement to extend the date by which the parties thereto can terminate the Business Combination Agreement, which was September 3, 2024.

On July 23, 2024, the PIPE Equity Subscription Agreement was amended to increase the PIPE Investor’s committed purchase of PIPE Shares from 1,500,000 to 2,500,000, increase the PIPE Equity Investment from $15,000,000 to $25,000,000, and extend the date by which the PIPE Investor can terminate the agreement to September 3, 2024.

On August 16, 2024, the parties to the Business Combination Agreement amended the Business Combination Agreement (the “Fifth Amendment”) to extend the date by which the parties thereto can terminate the Business Combination Agreement, which is December 31, 2024. Also on August 16, 2024, the parties to the PIPE Equity Subscription Agreement entered into an amendment to such agreement to extend the termination date of the agreement to December 31, 2024.

On October 23, 2024, the parties to the Business Combination Agreement amended the Business Combination Agreement to amend the consideration to be paid in the Transactions to consist of 17.5 million shares of ParentCo’s common stock at $10 per share value.

On October 31, 2024, the PIPE Equity Subscription Agreement was amended to decrease the PIPE Investor’s committed purchase of PIPE Shares from 2,500,000 to 1,500,000 and decrease the PIPE Equity Investment from $25,000,000 to $15,000,000.

On December 26, 2024, the parties to the Business Combination Agreement amended the Business Combination Agreement to extend the date by which the parties thereto can terminate the Business Combination Agreement to June 30, 2025.

On December 26, 2024, the parties amended the date by which the PIPE Investor can terminate the agreement to June 30, 2025.

Upon the closing of the Business Combination on April 30, 2025, the PIPE funds were remitted to the combined company.

Simultaneously with the PIPE Equity Subscription Agreement, ParentCo and Iris entered into a convertible note subscription agreement (the “Convertible Note Subscription Agreement”) with one accredited investor (the “PIPE Subscriber”) pursuant to which the PIPE Subscriber committed to subscribe for and purchase 8% convertible notes (the “Convertible Notes”) of and from ParentCo in an aggregate principal amount of $25,000,000 (the “Convertible Notes Investment”) due three years after the Closing of the Business Combination, with an initial conversion price of $11.50 per share of ParentCo Common Stock, which was subject to future downward adjustment based upon the market price of the publicly traded ParentCo Common Stock. The parties to the Convertible Note Subscription Agreement terminated the Convertible Note Subscription Agreement on July 23, 2024.

Pursuant to the Business Combination Agreement, among other matters, at the effective time of the Business Combination (the “Effective Time”), (i) every issued and outstanding security issued by Iris during its initial public offering (each, an “Iris Unit”) was automatically separated and broken out into its constituent parts and the holder thereof was deemed to hold one share of Iris Class A Common Stock, par value $0.0001 per share (the “Iris Class A Shares”) and one-fourth of one whole redeemable warrant that was included as part of each Iris Unit (the “Public Warrants”), and such underlying constituent securities of Iris were converted in accordance with the applicable terms of the Business Combination Agreement, (ii) at the Effective Time, each issued and outstanding Iris Class A Share was converted automatically into and thereafter represent the right to receive one share of common stock, par value $0.0001 per share (“Common Stock”), of ParentCo, following which all Iris Class A Shares ceased to be outstanding and were automatically canceled and ceased to exist, (iii) at the Effective Time, each issued and outstanding Public Warrant immediately and automatically represented the right to purchase shares of Common Stock on the same terms and conditions as are set forth in the applicable warrant agreement, (iv) at the Effective Time, each issued and outstanding non-redeemable warrant of Iris that was issued by Iris in a private placement at the time of the consummation of its initial public offering, entitling the holder thereof to purchase one Iris Class A Share at $11.50 per share, except those issued to Cantor Fitzgerald & Co. (“Cantor”), were forfeited, and (v) the private placement warrants issued to Cantor immediately and automatically represented the right to purchase shares of Common Stock.

On April 30, 2025 (the “Closing Date”), Iris consummated the business combination Mergers pursuant to the terms of the Business Combination Agreement by and among, ParentCo, Iris, Liminatus, Liminatus Merger Sub and SPAC Merger Sub. Upon the consummation of the Business Combination, Iris’s Class A common stock, units and public warrants ceased trading on the OTC Pink

Marketplace, and ParentCo Common Stock and ParentCo Public Warrants began trading on The Nasdaq Stock Market (“Nasdaq”) on May 1, 2025, under the symbols “LIMN” and “LIMNW,” respectively.

Upon the closing of the Business Combination, Iris Class A Common Stockholders received 7,014,633 shares of the combined company’s common stock.

In addition to the above, the combined company, in aggregate, issued 19,000,000 shares of Common Stock to the Liminatus securityholders and to the PIPE Investor.

Pursuant to the terms of the Business Combination Agreement, 6,900,000 Iris public warrants were converted into a right to purchase the combined company’s Common Stock.

As it relates to the Iris private warrants, Iris’s sponsor forfeited 4,177,778 private warrants, while the 835,555 private warrants issued to Cantor were converted into a right to purchase shares of the combined company’s Common Stock.

Nasdaq Delisting Notice

On May 2, 2024, the Company received a written notice from the Listing Qualifications Department of Nasdaq, notifying the Company that because it no longer meets the minimum 500,000 publicly held shares requirement for The Nasdaq Capital Market, pursuant to Listing Rule 5810(d)(2) of the Rules this deficiency now becomes an additional basis for delisting and the Company must address this deficiency. The Company timely requested a hearing before the Nasdaq Hearings Panel (the “Hearing”). On May 21, 2024, the Company received a response from the Nasdaq Hearings Panel (the “Panel”) granting the Company’s request for continued listing on the Nasdaq Capital Market. The Company had until September 3, 2024 to demonstrate compliance with all applicable requirements for initial listing on the Nasdaq Global Market.

On August 21, 2024, the Company received a written notice (the “Notice”) from Nasdaq that pursuant to Nasdaq Listing Rule 5810(d)(2), the Company’s failure to timely file Form 10-Q for the quarter ended June 30, 2024 (the “Q2 2024 Form 10-Q”) by August 19, 2024 served as an additional basis for delisting. On August 23, 2024, the Company filed the Q2 2024 Form 10-Q.

On September 4, 2024, the Company received written notice (the “Notice Letter”) from the Panel indicating that the Panel had determined to delist the Company’s securities from The Nasdaq Stock Market LLC (“Nasdaq”) and that trading in the Company’s securities would be suspended at the open of trading on September 6, 2024, due to the Company’s failure to satisfy the terms of the Panel’s Decision. Pursuant to the terms of the Decision, amongst other things, the Company was required to close its initial business combination, with the new entity demonstrating compliance with the initial listing criteria set forth in Nasdaq Listing Rule 5500 on or before September 3, 2024. Accordingly, the Panel determined to delist the Company’s securities from Nasdaq as set forth in the Notice Letter.

Following the suspension of trading on Nasdaq, the Company’s Units, shares of Class A common stock and warrants began trading on the OTC Pink Marketplace under the symbols “IRAAU,” “IRAA” and “IRAAW,” respectively.

Going Concern, Liquidity and Capital Resources

The Company evaluated whether there are any conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern over the next twelve months after the unaudited condensed financial statements are issued.

As of March 31, 2025, the Company had $62,242 of cash in its operating bank account, which includes $27,347 of restricted cash to be used for tax payments, and working capital deficit of $8,778,564. To fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company with Working Capital Loans (see Note 5). As of March 31, 2025 and December 31, 2024, there were no Working Capital Loans outstanding. Additionally, the Company issued promissory notes to the Sponsor and Liminatus to fund working capital deficiencies or finance transaction costs in connection with a Business Combination. As of March 31, 2025 and December 31, 2024, there was $4,243,500 and $3,668,500 respectively, of promissory notes issued to Liminatus, which are included in Promissory notes - Liminatus in the accompanying unaudited condensed balance sheets. Additionally, there were $1,453,720 of promissory notes issued to related parties as of both March 31, 2025 and December 31, 2024, which are included in

Promissory notes - related party in the accompanying unaudited condensed balance sheets. Upon the consummation of the business combination on April 30, 2025, the Company survives as a direct wholly-owned subisidary of ParentCo.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board (“FASB”) ASC 205-40, Presentation of Financial Statements—Going Concern, management has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the accompanying unaudited condensed financial statements are issued. The Company’s unaudited condensed financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Management’s plans relating to the above include raising additional cash through equity and debt financings or other arrangements to fund operations after completion of the Business Combination. There can be no assurance that the Company will be able to raise adequate capital under acceptable terms, if at all. The sale of additional equity may dilute existing members and newly issued member units may contain senior rights and preferences compared to currently outstanding ordinary shares. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to members. If the Company is unable to obtain such additional financing, future operations would need to be reevaluated.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Iris Acquisition Corp (the “Company”) formally known as Tribe Capital Growth Corp I (name of the Company was changed on July 27, 2022), is a blank check company incorporated in Delaware on November 5, 2020. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

As of December 31, 2024, the Company had not commenced any operations. All activity for the period from November 5, 2020 (inception) through December 31, 2024 relates to the Company’s formation and the initial public offering described below (the “IPO”), and subsequent to the IPO identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and unrealized gains and losses and the change in fair value of its warrants.

The Company’s sponsor is Iris Acquisition Holdings LLC (formerly known as Tribe Arrow Holdings I LLC), a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s IPO was declared effective on March 4, 2021 (the “Effective Date”). On March 9, 2021, the Company consummated the IPO of 27,600,000 units (the “Units”), which includes the full exercise by the underwriters of the over-allotment option to purchase an additional 3,600,000 Units, at $10.00 per Unit, generating gross proceeds of $276,000,000, which is discussed in Note 3.

Simultaneously with the closing of the IPO, the Company consummated the sale of 5,013,333 warrants (the “Private Warrants”) to the Sponsor and Cantor Fitzgerald & Co. (“Cantor”), the representative of the underwriters of the IPO, at a price of $1.50 per Private Warrant, generating gross proceeds of $7,520,000, which is discussed in Note 4. Each warrant (including the Private Warrants and the warrants included as part of the Units) entitles the holder to purchase one share of common stock at a price of $11.50 per share.

Transaction costs for the IPO amounting to $15,627,893 (consisting of $5,520,000 of underwriting discount, $9,660,000 of deferred underwriting discount, and $447,893 of other offering costs) were recognized, of which $606,622 was (i) allocated to the public warrants and Private Warrants and (ii) included in the statements of operations, and $15,021,271 was charged directly to stockholders’ equity.

Following the closing of the IPO on March 9, 2021, $276,000,000 (approximately $10.00 per Unit) from the net proceeds of the sale of the Units in the IPO, including the proceeds from the sale of the Private Warrants, was deposited in a trust account (“Trust Account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee (the “Trustee”), and was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. In December 2022, the Company instructed the Trustee with respect to the Trust Account, to liquidate the U.S. government treasury obligations or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in an interest bearing cash account. In September 2023, the Company further instructed the Trustee to move the funds held in the Trust Account to an interest bearing bank deposit program until the earlier of the consummation of a business combination or the liquidation of the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay franchise taxes, the proceeds from the IPO and the sale of the Private Warrants will not be released from the Trust Account until the earliest of (i) the completion of initial Business Combination, (ii) the redemption of the Company’s public shares if the Company does not complete an initial Business Combination within 51 months from the closing of the IPO, subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a stockholder vote to amend its amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company has not consummated an initial Business Combination within 51 months from the closing of the IPO or with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) without a stockholder vote by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, in its sole discretion. The stockholders will be entitled to redeem their shares for a pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (which interest shall be net of income taxes payable), divided by the number of then outstanding public shares, subject to the limitations. The amount in the Trust Account is initially approximately $10.00 per public share. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the representative of the underwriters. As of December 31, 2024 and December 31, 2023, the income taxes payable of $248,523 and $241,682 represents the difference between the Class A common stock subject to possible redemption of $1,756,468 and $4,049,650, respectively and the Cash and Investments held in the Trust Account of $2,016,274 and $4,291,332, respectively presented on the balance sheets.

The shares of common stock subject to redemption are recorded at redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”). In such case, the Company will proceed with a Business Combination if the Company seeks stockholder approval, and a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

On December 26, 2024, the Company extended the time to complete the initial Business Combination to June 30, 2025 as described below (the “Combination Period”). However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of income taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish the public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to any Founder Shares and public shares they hold in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their Founder Shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period, and (iv) vote any Founder Shares held by them and any public shares purchased during or after the IPO in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share, due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

On September 7, 2023, stockholders holding 1,006,495 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.29 per share, subject to adjustment for applicable taxes, including, but not limited to, franchise tax, excise tax and income tax, for an aggregate redemption amount of $10,358,754. Following such redemptions, 406,609 Public Shares remained outstanding.

In January 2024, the Company recovered an excess redemption to shareholders in the amount of $294,669 for federal tax payments that were due.

On March 7, 2024, stockholders holding 119,572 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.58 per share, adjusted for applicable taxes in the amount of $60,000, including, but not limited to, franchise tax, excise tax and income tax, for an aggregate redemption amount of $1,265,669. Following such redemptions, 287,037 Public Shares remained outstanding. The redemptions were settled on April 2, 2024.

On September 5, 2024, stockholders holding 48,107 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.17 per share, subject to adjustment for applicable taxes, including, but not limited to, franchise tax, excise tax and income tax, for an aggregate redemption amount of $537,200. Following such redemptions, 238,930 Public Shares remained outstanding.

On December 20, 2024, stockholders holding 64,453 public shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.47 per share, subject to adjustment for taxes payable from the trust account, for an aggregate redemption amount of approximately $739,195. Following such redemptions, 174,477 Public Shares will remain outstanding. The redemptions were settled on February 3, 2025.

Business Combination Agreement

On November 30, 2022, Iris Acquisition Corp, a Delaware corporation (“we,” “our,” or “Iris”), Iris Parent Holding Corp., a Delaware corporation (“ParentCo”), Liminatus Pharma, LLC, a Delaware limited liability company (“Liminatus”), Liminatus Pharma Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of ParentCo (“Liminatus Merger Sub”), and SPAC Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of ParentCo (“SPAC Merger Sub” and together with Liminatus Merger Sub, the “Merger Subs”), entered into a business combination agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”): (a) Liminatus Merger Sub will merge with and into Liminatus (the “Liminatus Merger”), with Liminatus surviving the Liminatus Merger as a direct wholly-owned subsidiary of ParentCo, and (b) simultaneously with the Liminatus Merger, SPAC Merger Sub will merge with and into Iris (the “SPAC Merger” and, together with the Liminatus Merger, the “Mergers”), with Iris surviving the SPAC Merger (the “SPAC Surviving Subsidiary”) as a direct wholly-owned subsidiary of ParentCo (the transactions contemplated by the foregoing clauses (a) and (b) the “Business Combination,” and together with the other transactions contemplated by the Business Combination Agreement, the “Transactions”).

Liminatus is an early stage single-asset biotech company focused on oncology. The company is looking to develop a next generation CD47 checkpoint inhibitor targeting various solid tumors. CD47 is a potent ‘do not eat me’ signal that enables cancer cells to evade detection by the immune system. The CD47 next generation antibody has shown to preferentially bind to immune cells, but negligibly to red blood cells and platelets without inducing destruction of red blood cells which is a key differentiating feature. The next generation of anti CD47 monoclonal antibodies have catalysed a resurgence of interest in the field. Currently IND enabling studies are underway to progress the asset into clinical trials.

Liminatus is actively reviewing opportunities to in-license or acquire other clinical candidates that match the area of expertise of the company.

The aggregate consideration to be paid in the Transactions to the direct or indirect owners of Liminatus will consist of 17.5 million shares of ParentCo’s common stock. The number of shares of the equity consideration was determined based on $10.00 per share value for ParentCo’s common stock.

Concurrently with the execution of the Business Combination Agreement, ParentCo and Iris have entered into an equity subscription agreement (the “PIPE Equity Subscription Agreement”) with one accredited investor (the “PIPE Investor”) pursuant to which the PIPE Investor has committed to purchase 1,500,000 shares of ParentCo Common Stock at a purchase price per share of $10.00 (the “PIPE Shares”), for an aggregate purchase price of $15,000,000 (the “PIPE Equity Investment”). The obligations to consummate the transaction contemplated by the PIPE Equity Subscription Agreement are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Business Combination Agreement.

On July 19, 2024, the parties to the Business Combination Agreement amended the Business Combination Agreement to extend the date by which the parties thereto can terminate the Business Combination Agreement, which was September 3, 2024.

On July 23, 2024, the PIPE Equity Subscription Agreement was amended to increase the PIPE Investor’s committed purchase of PIPE Shares from 1,500,000 to 2,500,000, increase the PIPE Equity Investment from $15,000,000 to $25,000,000, and extend the date by which the PIPE Investor can terminate the agreement to September 3, 2024.

On August 16, 2024, the parties to the Business Combination Agreement amended the Business Combination Agreement (the “Fifth Amendment”) to extend the date by which the parties thereto can terminate the Business Combination Agreement, which is December 31, 2024.

On October 23, 2024, the parties to the Business Combination Agreement amended the Business Combination Agreement to amend the consideration to be paid in the Transactions to consist of 17.5 million shares of ParentCo’s common stock at $10 per share value.

On October 31, 2024, the PIPE Equity Subscription Agreement was amended to decrease the PIPE Investor’s committed purchase of PIPE Shares from 2,500,000 to 1,500,000, and decrease the PIPE Equity Investment from $25,000,000 to $15,000,000.

On December 26, 2024, the parties to the Business Combination Agreement amended the Business Combination Agreement to extend the date by which the parties thereto can terminate the Business Combination Agreement to June 30, 2025.

On December 26, 2024, the parties amended the date by which the PIPE Investor can terminate the agreement to June 30, 2025.

Simultaneously with the PIPE Equity Subscription Agreement, ParentCo and Iris entered into a convertible note subscription agreement (the “Convertible Note Subscription Agreement”) with one accredited investor (the “PIPE Subscriber”) pursuant to which the PIPE Subscriber committed to subscribe for and purchase 8% convertible notes (the “Convertible Notes”) of and from ParentCo in an aggregate principal amount of $25,000,000 (the “Convertible Notes Investment”) due three years after the Closing of the Business Combination, with an initial conversion price of $11.50 per share of ParentCo Common Stock, which was subject to future downward adjustment based upon the market price of the publicly traded ParentCo Common Stock. The parties to the Convertible Note Subscription Agreement terminated the Convertible Note Subscription Agreement on July 23, 2024.

Nasdaq Delisting Notice

On May 2, 2024, the Company received a written notice from the Listing Qualifications Department of Nasdaq, notifying the Company that because it no longer meets the minimum 500,000 publicly held shares requirement for The Nasdaq Capital Market, pursuant to Listing Rule 5810(d)(2) of the Rules this deficiency now becomes an additional basis for delisting and the Company must address this deficiency. The Company timely requested a hearing before the Nasdaq Hearings Panel (the “Hearing”). On May 21, 2024, the Company received a response from the Nasdaq Hearings Panel (the “Panel”) granting the Company’s request for continued listing on the Nasdaq Capital Market. The Company has until September 3, 2024 to demonstrate compliance with all applicable requirements for initial listing on the Nasdaq Global Market.

On August 21, 2024, the Company received a written notice (the “Notice”) from Nasdaq that pursuant to Nasdaq Listing Rule 5810(d)(2), the Company’s failure to timely file Form 10-Q for the quarter ended June 30, 2024 (the “Q2 2024 Form 10-Q”) by August 19, 2024 served as an additional basis for delisting. On August 23, 2024, the Company filed the Q2 2024 Form 10-Q.

On September 4, 2024, the Company received written notice (the “Notice Letter”) from the Panel indicating that the Panel had determined to delist the Company’s securities from The Nasdaq Stock Market LLC (“Nasdaq”) and that trading in the Company’s securities would be suspended at the open of trading on September 6, 2024, due to the Company’s failure to satisfy the terms of the Panel’s Decision. Pursuant to the terms of the Decision, amongst other things, the Company was required to close its initial business combination, with the new entity demonstrating compliance with the initial listing criteria set forth in Nasdaq Listing Rule 5500 on or before September 3, 2024. Accordingly, the Panel determined to delist the Company’s securities from Nasdaq as set forth in the Notice Letter.

Following the suspension of trading on Nasdaq, the Company’s Units, shares of Class A common stock and warrants began trading on the OTC Pink Marketplace under the symbols “IRAAU,” “IRAA” and “IRAAW,” respectively.

Liquidity, Capital Resources and Going Concern

The Company consummated its IPO on March 9, 2021. As of December 31, 2024, the Company had $65,343 of cash in its operating bank account, which includes $12,347 of restricted cash to be used for tax payments only in its operating bank account, and working capital deficit of $7,868,773, respectively. In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company with Working Capital Loans (see Note 5). As of December 31, 2024 and December 31, 2023, there were no Working Capital Loans outstanding. Additionally, the Company issued promissory notes to the Sponsor and Liminatus to fund working capital deficiencies or finance transaction costs in connection with a Business Combination. As of December 31, 2024 and December 31, 2023, there was $1,453,720 and $1,452,381, respectively for the Promissory Notes - Related Party and $3,668,500 and $818,500 for the Promissory Note - Liminatus, respectively.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC 205-40, Presentation of Financial Statements—Going Concern, management has determined that the Company has and will continue to incur significant costs in pursuit of its acquisition plans which raises substantial doubt about the Company’s ability to continue as a going concern. Moreover, the Company may need to obtain additional financing either to complete its initial Business Combination or because the Company becomes obligated to redeem a significant number of public shares upon consummation of the initial Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of its initial Business Combination. If the Company is unable to complete its initial Business Combination because it does not have sufficient funds available to it, the Company will be forced to cease operations and liquidate the Trust Account. In addition, following the initial Business Combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet its obligations.

Management has determined that if the Company is unable to complete a Business Combination by June 30, 2025, then the Company will cease all operations except for the purpose of liquidating. The date for mandatory liquidation and subsequent dissolution as well as the Company’s working capital deficit raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the Combination Period. The Business Combination Agreement provides that if the transaction is not closed by June 30, 2025, either party can terminate the Business Combination Agreement.